Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
Schedule of Composition of the Discontinued Operation	Composition of the discontinued operation:
	Eleven (11) months ended November 30,	Year ended December 31,
	2024	2023	2022

Revenue from brokerage fees	$4,456	$4,913	$3,621
Sales and marketing	(4)	(130)	-
General and administrative	(4,309)	(4,209)	(3,936)
Income from operations	143	574	(315)
Financial expenses, net	(77)	(59)	(24)
Income (loss) before tax from discontinued operation	66	515	(339)
Tax (expenses) income	39	(225)	(61)
Net income (loss) from discontinued operation	$105	$290	$(400)

Schedule of Cashflow Deriving from Discontinued Operation	Cashflow deriving from discontinued operation is as follow:
	Eleven months ended November 30,	Year ended December 31,
	2024	2023	2022
Net cash provided by (used in) operating activities	$(234)	$709	548
Net cash used in investing activities	$(1)	$(9)	(153)
Net cash used in financing activities	$(80)	$(83)	(88)
Net Cashflow	$(315)	$617	307

Schedule of Gain from Sale of Discontinued Operations
November 30, 2024

Total consideration (*)	$5,265
Net assets of discontinued operations	3,764
Reclassification of translation differences	356
Gain from sale of discontinued operations	$1,145

(*)	As of December 31, 2024, the consideration is recorded as receivable from sale of subsidiary. The cash consideration of $4,471 was received during January 2025, while the 15% holdback will be received after 12 months from the closing date, on November 29, 2025.